Other current assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other current assets
Other financial assets	SFr 6,496	SFr 848
Trade and other receivables	15,513	110,361
Contract asset (Indivior PLC)		40,907
Prepayments	169,649	217,008
Other current assets	7,967
Total other current assets	199,625	369,124
Increase (decrease) in other current assets	(200,000)
Increase (decrease) in trade and other receivables	(100,000)
Accumulated impairment | Contract assets and trade and other receivables
Other current assets
Expected loss allowance	SFr 0	SFr 0